TAXES ON INCOME	12 Months Ended
Dec. 31, 2020
Intec Pharma Ltd. [Member]
TAXES ON INCOME

NOTE 9 - TAXES ON INCOME:

a.	Tax rates:

1)	Income from Israel is taxed according to the Israeli tax laws. Capital gains are taxed at the standard corporate tax rate.

Israeli tax rate relevant to the Company is 23%. For tax benefits in Israel see note b below.

2)	Income of the subsidiary is taxed according to the federal tax laws in the US and the relevant state laws. The relevant U.S. statutory tax rates for 2020 and 2019 were 21%. The relevant state tax rate for 2020 and 2019 was approximately 7%.

The U.S. Tax Cuts and Jobs Act (“Tax Act”) was enacted on December 22, 2017 and introduced significant changes to U.S. income tax law. Effective in 2018, the Tax Act reduced the U.S. federal statutory tax rate from 35% to 21% and created new taxes on certain foreign-sourced earnings and certain related-party payments, which are referred to as the global intangible low-taxed income tax and the base erosion tax, respectively.

b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 in Israel (the “ECI Law”)

Under the ECI Law, Intec may be entitled to tax benefits, by virtue of its status as a “Benefited Enterprise”, which was awarded to Intec in October 2007.

Intec received the status of a “plant under establishment” in Development Area A in a tax-exempt track, subject to compliance with the applicable requirements by the Law.

As of December 31, 2020, Intec has not yet generated operating income that will allow it to benefit from the tax benefits under the ECI Law.

The tax benefits under the ECI Law will apply for a period of up to ten years from the first year in which taxable income will be generated and are scheduled to expire at the end of 2023.

c.	Tax assessments

Intec has tax assessments that are considered to be final through tax year 2016.

d.	Losses for tax purposes carried forward to future years

As of December 31, 2020, Intec had approximately $173.6 million of net carry forward tax losses which are available to reduce future taxable income with no limited period of use.

e.	Subsidiary tax expenses

During 2020 and 2019, the Subsidiary incurred a tax expense in the amount of approximately $124 thousand and approximately $638 thousand, respectively. In 2020 and 2019, the Company has provided full valuation allowance with respect to the subsidiary’s share-based compensation expenses and accordingly recorded in 2020 and 2019 tax expenses of approximately $87 thousand and approximately $562 thousand, respectively.

NOTE 9 - TAXES ON INCOME (continued):

f.	Deferred income taxes:

	December 31
	2020	2019
	U.S. dollars in thousands
In respect of:
Net operating loss carry forward	$39,924	$33,316
Research and Development expenses	2,910	6,209
Impairment of long-lived assets	3,143	3,143
Issuance costs	274	216
Other	1,246	1,138
Less—valuation allowance	(47,497)	(44,022)
Net deferred tax assets	$-	$-

The change in valuation allowance for the years ended December 31, 2020 and 2019 were as follows:

	Year ended December 31
	2020	2019
	U.S. dollars in thousands
Balance at the beginning of the year	$44,022	$32,684
Changes during the year	3,475	11,338
Balance at the end of the year	$47,497	$44,022

g.	Loss before income tax:

The components of loss before income tax are as follows:

	Year ended December 31
	2020	2019
	U.S. dollars in thousands
Income (loss) before income tax:
Intec	$(14,180)	$(47,331)
Subsidiary	176	370
	$(14,004)	$(46,961)

h.	Current taxes on income

The main reconciling item between the statutory tax rates of the Company and the effective rate is the provision for valuation allowance in respect of tax benefits from carryforward tax losses and research and development expenses due to the uncertainty of the realization of such tax benefits.

i.	ASC No. 740, Income Taxes, requires significant judgment in determining what constitutes an individual tax position as well as assessing the outcome of each tax position. Changes in judgment as to recognition or measurement of tax positions can materially affect the estimate of the effective tax rate and consequently, affect the operating results of the Company.

The following table summarizes the activity of the Company unrecognized tax benefits:

	Year ended December 31
	2020	2019
	U.S. dollars in thousands
Balance at the beginning of the year	$604	$309
Increase in uncertain tax positions for the current year	87	295
Balance at the end of the year	$691	$604

The Company does not expect unrecognized tax expenses to change significantly over the next 12 months.